Goodwill and Other Intangibles - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible amortization expense	$ 0.5	$ 0.8	$ 1.0